Property, plant and equipment (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 2,075,441
Ending balance		1,868,456	$ 2,075,441 [1]
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,075,441
Ending balance		1,868,456	2,075,441
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,736,078	3,328,495
Additions during the period		281,071	416,326
Additions through business combinations			266,995
Transfer from advance payments		40,366	125,785
Disposals		(39,549)	(241,095)
Effects of movement in exchange rates		(795,326)	(160,428)
Ending balance		3,222,640	3,736,078
Total (excluding right-of-use assets) | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,660,637)	(1,614,234)
Charge for the period		160,700	333,876
Net impairment/(reversal of impairment)		4,838	34,903
Disposals		37,875	235,690
Effects of movement in exchange rates		434,116	86,686
Ending balance		(1,354,184)	(1,660,637)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,400,241
Ending balance		1,168,413	1,400,241
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,961,567	2,829,528
Additions during the period		19,806	(20,994)
Additions through business combinations			266,110
Reclassification		71,540	176,625
Transfer from advance payments		24,763	100,578
Disposals		(3,426)	(239,350)
Effects of movement in exchange rates		(649,820)	(150,930)
Ending balance		2,424,430	2,961,567
Towers and tower equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,561,326)	(1,575,315)
Charge for the period		125,076	268,999
Net impairment/(reversal of impairment)		4,360	34,702
Disposals		2,915	234,117
Effects of movement in exchange rates		431,830	83,573
Ending balance		(1,256,017)	(1,561,326)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		305,150
Ending balance		337,757	305,150
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		364,182	250,690
Additions during the period		8,785	70,905
Reclassification		53,424	10,991
Transfer from advance payments		15	16,412
Disposals		(33,439)
Effects of movement in exchange rates		10,465	15,184
Ending balance		403,432	364,182
Fiber assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(59,032)	(5,354)
Charge for the period		31,457	54,152
Net impairment/(reversal of impairment)		481	201
Disposals		32,374
Effects of movement in exchange rates		(7,079)	675
Ending balance		(65,675)	(59,032)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		61,753
Ending balance		46,005	61,753
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		63,586	56,268
Additions during the period		1,292	1,489
Additions through business combinations			885
Reclassification		3,806	1,992
Transfer from advance payments		1,446	6,754
Effects of movement in exchange rates		(22,854)	(3,802)
Ending balance		47,276	63,586
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,833)	(1,637)
Charge for the period		143	315
Effects of movement in exchange rates		705	119
Ending balance		(1,271)	(1,833)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,871
Ending balance		6,020	10,871
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		32,308	22,198
Additions during the period		1,082	7,453
Reclassification		(3,025)	4,231
Transfer from advance payments			33
Disposals		(1,133)	(459)
Effects of movement in exchange rates		(5,616)	(1,148)
Ending balance		23,616	32,308
Furniture and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(21,437)	(17,157)
Charge for the period		1,795	5,800
Net impairment/(reversal of impairment)		(3)
Disposals		1,129	301
Effects of movement in exchange rates		4,504	1,219
Ending balance		(17,596)	(21,437)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,268
Ending balance		7,274	10,268
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27,277	23,458
Additions during the period		2,421	6,961
Reclassification		84
Disposals		(1,551)	(1,286)
Effects of movement in exchange rates		(7,332)	(1,856)
Ending balance		20,899	27,277
Motor vehicles | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(17,009)	(14,771)
Charge for the period		2,229	4,610
Disposals		1,457	1,272
Effects of movement in exchange rates		4,156	1,100
Ending balance		(13,625)	(17,009)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		287,158
Ending balance		302,987	287,158
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		287,158	146,353
Additions during the period		247,685	350,512
Reclassification		(125,829)	(193,839)
Transfer from advance payments		14,142	2,008
Effects of movement in exchange rates		(120,169)	(17,876)
Ending balance		302,987	287,158
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		965,019
Ending balance		902,589	965,019
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,165,180	650,504
Additions during the period		49,009	100,832
Additions through business combinations			478,602
Disposals		(10,945)	(17,755)
Effects of movement in exchange rates		(89,904)	(47,003)
Ending balance		1,113,340	1,165,180
Right-of-use asset | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(200,161)	(129,853)
Charge for the period		49,227	88,615
Net impairment/(reversal of impairment)		243	3,151
Disposals		7,184	13,237
Effects of movement in exchange rates		31,696	8,221
Ending balance		$ (210,751)	$ (200,161)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.